Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 03, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 25, 2018
Empower Core Strategies: Flexible Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)
Account Value	$ 11,294.62	$ 10,935.50	$ 10,276.10	$ 11,709.06	$ 11,875.31		$ 10,838.11	$ 10,026	$ 10,000
Empower Core Strategies: Flexible Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)
Account Value	$ 9,455.94	9,181.19	8,656.21	9,890.90	10,064.00	$ 10,000.00
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)
Account Value	$ 11,999.50	11,662.48	11,144.14	12,095.52	11,519.54		10,606.34	9,959.00	10,000
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)
Account Value	$ 11,081.54	10,807.78	10,376.35	11,288.26	10,797.00	10,000
Empower Core Strategies: International Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)
Account Value	$ 13,223.49	12,821.49	10,907.51	12,732.23	11,567.39		10,703.61	8,700.00	10,000
Empower Core Strategies: International Equity Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)
Account Value	$ 12,985.91	12,623.73	10,783.30	12,637.87	11,512.00	10,000
Empower Core Strategies: U.S. Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)
Account Value	$ 21,662.80	17,805.89	14,444.90	17,113.72	13,590.94		11,419.04	8,765	10,000
Empower Core Strategies: U.S. Equity Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)
Account Value	$ 17,689.98	14,585.90	11,879.04	14,111.26	11,253.00	10,000.00
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,910.32	10,775.60	10,211.05	11,738.21	11,922.05	10,000	11,089.59	10,200.45212	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ® Index
Account Value	$ 13,484.28	12,987.74	10,984.41	12,840.01	11,540.19	10,000	10,703.62	8,772.42	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 22,686.43	18,323.91	14,547.77	18,006.21	14,329.19	10,000	11,853.29	9,047	10,000
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index
Account Value	$ 12,182.91597	$ 11,817.40138	$ 11,323.2155	$ 12,220.71059	$ 11,563.32077	$ 10,000	$ 10,668.207	$ 9,983.86871	$ 10,000